Pension arrangements (Details) - GBP (£)	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Aug. 31, 2020
Pension arrangements
Present value of additional contributions Group is expected to pay to remedy revised deficit		£ 865,000
Football League Pension and Life Assurance Scheme
Pension arrangements
Total deficit on actuarial valuation				£ 27,500,000
Contribution to current accrual of benefits		0
Present value of additional contributions Group is expected to pay to remedy revised deficit		865,000	£ 0
Total contributions paid by Group based on actuarial valuation		532,000
Percentage of increase in contributions	5.00%
Present value of outstanding contributions to pension arrangements		1,602,000	1,257,000
Football League Pension and Life Assurance Scheme | Within 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		556,000	518,000
Football League Pension and Life Assurance Scheme | Due after 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		£ 1,046,000	£ 739,000